Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue	¥ 4,027,478	¥ 3,569,006	¥ 3,197,812
Cost of sales	(1,244,072)	(1,106,846)	(994,308)
Selling, general and administrative expenses	(997,309)	(886,361)	(875,663)
Research and development expenses	(633,325)	(526,087)	(455,833)
Amortization and impairment losses on intangible assets associated with products	(542,443)	(472,915)	(421,864)
Other operating income	25,424	43,123	318,020
Other operating expenses	(145,247)	(159,075)	(258,895)
Operating profit	490,505	460,844	509,269
Finance income	62,913	23,700	105,521
Finance expenses	(169,698)	(166,607)	(248,631)
Share of profit (loss) of investments accounted for using the equity method	(8,630)	(15,367)	76
Profit before tax	375,090	302,571	366,235
Income tax (expenses) benefit	(58,052)	(72,405)	9,936
Net profit for the year	317,038	230,166	376,171
Attributable to:
Owners of the Company	317,017	230,059	376,005
Non-controlling interests	21	107	166
Net profit for the year	¥ 317,038	¥ 230,166	¥ 376,171
Earnings per share (JPY)
Basic earnings per share (in JPY per share)	¥ 204.29	¥ 147.14	¥ 240.72
Diluted earnings per share (in JPY per share)	¥ 201.94	¥ 145.87	¥ 238.96